Stockholders' Equity (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Number of shares issued on exercise of stock options				315,954	297,879	344,871	49,132
Expenses related to issuance of warrants						$ 15,789
Common stock
Number of shares issued on exercise of stock options		71,200	274,500	315,954	297,879	344,870	49,132
Warrants
Warrants to purchase shares of common stock	1					45,730		276,000
Exercise price of warrants	$ 0.01					$ 0.53		$ 0.00001088
Expenses related to issuance of warrants						$ 15,789		$ 17,661
Number of warrants issued	1,755,557
Number of warrants exercised				1,486,971
Number of warrants remained outstanding		268,586		268,586